Transactions with Related Parties and Affiliates	12 Months Ended
Dec. 31, 2017
TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES [Abstract]
Transactions with Related Parties and Affiliates

NOTE 18 – TRANSACTIONS WITH RELATED PARTIES AND AFFILIATES

The Navios Holdings Credit facility: In May 2015, Navios Partners entered into the Navios Holdings Credit Facility of up to $60,000. The Navios Holdings Credit Facility had a margin of LIBOR plus 300 bps. The final maturity date was January 2, 2017. As of December 31, 2017 and December 31, 2016, there were no outstanding amounts under this facility (see Note 11 - Borrowings).

Management fees: Pursuant to the amended Management Agreement, in each of October 2013, August 2014, February 2015 and February 2016, the Manager, a wholly owned subsidiary of Navios Holdings, provides commercial and technical management services to Navios Partners’ vessels for a daily fee of: (a) $4.10 daily rate per Ultra-Handymax vessel; (b) $4.20 daily rate per Panamax vessel; (c) $5.25 daily rate per Capesize vessel; (d) $6.70 daily rate per Container vessel of TEU 6,800; (e) $7.40 daily rate per Container vessel of more than TEU 8,000; and (f) $8.75 daily rate per very large Container vessel of more than TEU 13,000 through December 31, 2017. On November 14, 2017, Navios Partners agreed to extend the duration of its existing Management Agreement with the Manager until December 31, 2022 and to fix the rate for shipmanagement services of its owned fleet through December 31, 2019, effective from January 1, 2018. The new management fees, excluding drydocking expenses which are reimbursed at cost by Navios Partners, will be: (a) $4.23 daily rate per Ultra-Handymax vessel; (b) $4.33 daily rate per Panamax vessel; (c) $5.25 daily rate per Capesize vessel; (d) $6.70 daily rate per Container vessel of TEU 6,800; (e) $7.40 daily rate per Container vessel of more than TEU 8,000 and (f) $8.75 daily rate per very large Container vessel of more than TEU 13,000. Drydocking expenses under this agreement are reimbursed by Navios Partners at cost at occurrence. Effective August 31, 2016, Navios Partners could, upon request to Navios Holdings, partially or fully defer the reimbursement of dry docking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2018, and if reimbursed on a later date, such amounts would bear interest at a rate of 1% per annum over LIBOR.

General and administrative expenses: Pursuant to the Administrative Services Agreement, the Manager also provides administrative services to Navios Partners, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. Navios Partners extended the duration of its existing Administrative Services Agreement with the Manager, until December 31, 2022.

Navios Containers

Management fees: Pursuant to a management agreement dated June 7, 2017, the Manager provides commercial and technical management services to Navios Containers’ vessels. The term of this agreement is for an initial period of five years with an automatic extension for successive one year periods thereafter unless a notice for termination is received by either party. The fee for the ship management services provided by the Manager is $6.1 daily rate for 4,250 TEU and 3,450 TEU container vessels, payable on the last day of each month. Drydocking expenses under this agreement are reimbursed by Navios Containers at cost.

General & administrative expenses: Pursuant to the Administrative Services Agreement dated June 7, 2017, the Manager also provides administrative services to Navios Containers, which include bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other The Manager is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services. The term of this agreement is for an initial period of five years with an automatic extension for successive one year periods thereafter unless a notice for termination is received by either party.

Total management fees for the years ended December 31, 2017, 2016 and 2015 (including Navios Containers management fees as of August 29, 2017) amounted to $67,310, $59,209 and $56,504, respectively.

Total general and administrative expenses charged by Navios Holdings for the years ended December 31, 2017, 2016 and 2015 (including Navios Containers administrative fees as of August 29, 2017) amounted to $8,877, $7,751 and $6,205, respectively.

Balance due from related parties (excluding Navios Europe I and Navios Europe II): Balance due from related parties as of December 31, 2017 and December 31, 2016 amounted to $43,146 and $19,040, respectively, of which current receivable was $8,255 and the long-term receivable was $34,891. The balance mainly consisted of management fees, drydocking expenses prepaid to Navios Holdings in accordance with the Management service agreement and the Navios Holdings Guarantee of up to $20,000.

Balance due to related parties: Balance due to related parties as of December 31, 2017 and December 31, 2016, was $0 and $11,105, respectively, which related to the non-current amount payable to Navios Holdings and its subsidiaries for drydock and special survey expenses.

Vessel Chartering: In 2012 and 2013, Navios Partners entered into various charters with a subsidiary of Navios Holdings for the Navios Apollon, the Navios Libra, the Navios Felicity and the Navios Hope. In April 2015, these charters were further extended for approximately one year at a net daily rate of $12.5, $12.0, $12.0 and $10.0, respectively, plus 50/50 profit sharing based on actual earnings at the end of the period. The vessels were redelivered as of April 2016.

In 2015, Navios Partners entered into various charters with a subsidiary of Navios Holdings for the Navios Gemini, the Navios Hyperion, the Navios Soleil, the Navios Harmony, the Navios Orbiter, the Navios Fantastiks, the Navios Alegria, the Navios Pollux and the Navios Sun. The terms of these charters were approximately nine to twelve months, at a net daily rate of $7.6, $12.0, $12.0, $12.0, $12.0, $12.5, $12.0, $11.4 and $12.0, respectively, plus 50/50 profit sharing based on actual earnings at the end of the period. The vessels were redelivered as of April 2016.

In November 2016, Navios Partners entered into a charter with a subsidiary of Navios Holdings for the Navios Fulvia, a 2010-built Capesize vessel. The term of this charter is approximately three months that commenced in November 2016, at a net daily rate of $11.5. The vessel was redelivered as of February 2017.

Total revenue of Navios Partners from the subsidiaries of Navios Holdings for the years ended December 31, 2017, 2016 and 2015 amounted to $654, $1,939 and $38,809, respectively.

Share Purchase Agreements: On February 4, 2015, Navios Partners entered into a share purchase agreement with Navios Holdings pursuant to which Navios Holdings made an investment in Navios Partners by purchasing common units, and general partnership interests.

Registration Rights Agreement: On February 4, 2015, in connection with the share purchase agreement as discussed above, Navios Partners entered into a registration rights agreement with Navios Holdings pursuant to which Navios Partners provided Navios Holdings with certain rights relating to the registration of the common units.

Balance due from Navios Europe I: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe I revolving loans up to $24,100 to fund working capital requirements (collectively, the “Navios Revolving Loans I”) (see Note 20 — Investment in Affiliates). The Navios Revolving Loans I and the Navios Term Loans I earn interest and an annual preferred return, respectively, at 12.7% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter.

As of December 31, 2017, Navios Partners’ portion of the outstanding amount relating to portion of the investment in Navios Europe I (5.0% of the $10,000) was $500, under the caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans I capital was $1,205 (December 31, 2016: $750), under the caption “Loans receivable from affiliates”. The accrued interest income earned under the Navios Revolving Loans I was $489 (December 31, 2016: $310) under the caption “Balance due from related parties” and the accrued interest income earned under the Navios Term Loans I was $334 (December 31, 2016: $235) under the caption “Loans receivable from affiliates”. As of December 31, 2017, there was no amount undrawn under the Navios Revolving Loans I.

Balance due from Navios Europe II: Navios Holdings, Navios Acquisition and Navios Partners have made available to Navios Europe II revolving loans up to $43,500 to fund working capital requirements (collectively, the “Navios Revolving Loans II”). In March 2017, the availability under the Navios Revolving Loans II was increased by $14,000 (see Note 20 — Investment in Affiliates). The Navios Revolving Loans II and the Navios Term Loans II earn interest and an annual preferred return, respectively, at 18% per annum, on a quarterly compounding basis and are repaid from free cash flow (as defined in the loan agreement) to the fullest extent possible at the end of each quarter.

As of December 31, 2017, Navios Partners’ portion of the outstanding amount relating to portion of the investment in Navios Europe II (5.0% of the $14,000) was $700, under the caption “Investment in affiliates” and the outstanding amount relating to the Navios Revolving Loans II capital was $9,772 (December 31, 2016: $1,221), under the caption “Loans receivable from affiliates”. The accrued interest income earned under the Navios Revolving Loans II was $1,801 (December 31, 2016: $288) under the caption “Balance due from related parties” and the accrued interest income earned under the Navios Term Loans II was $395 (December 31, 2016: $216) under the caption “Loans receivable from affiliates”. As of December 31, 2017, the amount undrawn under the Navios Revolving Loans II was $15,003, of which Navios Partners may be required to fund an amount ranging from $0 to $15,003.

Note receivable from affiliates: On March 17, 2017, Navios Holdings transferred to Navios Partners its rights to the fixed 12.7% interest on the Navios Europe I Navios Term Loans I and Navios Revolving Loans I (including the respective accrued receivable interest) in the amount of $33,473, which included a cash consideration of $4,050 and 13,076,923 newly issued common units of Navios Partners. At the date of this transaction, the Company recognized a receivable at the fair value of its newly issued common units totaling to $29,423 based on the closing price of $2.25 per unit as of March 16, 2017 given as consideration (see Note 13 – Issuance of Units). The receivable relating to the consideration settled with the issuance of 13,076,923 Navios Partners’ common units in the amount of $29,423 has been classified contra equity within the consolidated Statements of Changes in Partners’ Capital as “Note receivable”. The receivable from Navios Holdings is payable on maturity in December 2023 and Navios Partners will receive approximately $50,937. Interest will accrue through maturity and will be recognized within “Interest income” for the receivable relating to the cash consideration of $4,050. As of December 31, 2017, the long-term note receivable from Navios Holdings amounted to $4,253 (including the non-cash interest income of $203) and was included within “Note receivable from affiliates”. Navios Partners may require Navios Holdings, under certain conditions, to repurchase the loans after the third anniversary of the date of the transaction based on the then outstanding balance of the loans.

Others: Navios Partners has entered into an omnibus agreement with Navios Holdings (the “Partners Omnibus Agreement”) in connection with the closing of Navios Partners’ IPO governing, among other things, when Navios Holdings and Navios Partners may compete against each other as well as rights of first offer on certain drybulk carriers. Pursuant to the Partners Omnibus Agreement, Navios Partners generally agreed not to acquire or own Panamax or Capesize drybulk carriers under time charters of three or more years without the consent of an independent committee of Navios Partners. In addition, Navios Holdings has agreed to offer to Navios Partners the opportunity to purchase vessels from Navios Holdings when such vessels are fixed under time charters of three or more years.

Navios Partners entered into an omnibus agreement with Navios Acquisition and Navios Holdings (the “Acquisition Omnibus Agreement”) in connection with the closing of Navios Acquisition’s initial vessel acquisition, pursuant to which, among other things, Navios Holdings and Navios Partners agreed not to acquire, charter-in or own liquid shipment vessels, except for container vessels and vessels that are primarily employed in operations in South America, without the consent of an independent committee of Navios Acquisition. In addition, Navios Acquisition, under the Acquisition Omnibus Agreement, agreed to cause its subsidiaries not to acquire, own, operate or charter drybulk carriers subject to specific exceptions. Under the Acquisition Omnibus Agreement, Navios Acquisition and its subsidiaries granted to Navios Holdings and Navios Partners, a right of first offer on any proposed sale, transfer or other disposition of any of its drybulk carriers and related charters owned or acquired by Navios Acquisition. Likewise, Navios Holdings and Navios Partners agreed to grant a similar right of first offer to Navios Acquisition for any liquid shipment vessels it might own. These rights of first offer will not apply to a (i) sale, transfer or other disposition of vessels between any affiliated subsidiaries, or pursuant to the terms of any charter or other agreement with a counterparty, or (ii) merger with or into, or sale of substantially all of the assets to, an unaffiliated third party.

In connection with the Navios Maritime Midstream Partners L.P. (“Navios Midstream”) initial public offering and effective November 18, 2014, Navios Partners entered into an omnibus agreement with Navios Midstream, Navios Acquisition and Navios Holdings pursuant to which Navios Acquisition, Navios Holdings and Navios Partners have agreed not to acquire or own any VLCCs, crude oil tankers, refined petroleum product tankers, LPG tankers or chemical tankers under time charters of five or more years and also providing rights of first offer on certain tanker vessels.

On November 15, 2012 (as amended in March 2014), Navios Holdings and Navios Partners entered into an agreement (the “Navios Holdings Guarantee”) by which Navios Holdings will provide supplemental credit default insurance with a maximum cash payment of $20,000. The final settlement of the amount due will take place at anytime but in no case later than December 31, 2019, in accordance with a letter of agreement effective as of December 29, 2017. During the years ended December 31, 2017 and 2016, the Company submitted claims for charterers’ default under this agreement to Navios Holdings for a total amount in each period of $7,242 and $9,153, respectively, net of applicable deductions, of which $7,623 and $9,635 was presented under the caption “Other income”.

As of December 31, 2017, Navios Holdings held an 18.8% common unit interest in Navios Partners, represented by 28,421,233 common units and it also held a general partner interest of 2.0%.

In connection with the Navios Containers private placement and listing on the Norwegian over-the-counter market effective June 8, 2017, Navios Partners entered into an omnibus agreement with Navios Containers, Navios Holdings, Navios Acquisition and Navios Midstream, pursuant to which Navios Partners, Navios Holdings, Navios Acquisition and Navios Midstream have granted to Navios Containers a right of first refusal over any container vessels to be sold or acquired in the future. The omnibus agreement contains significant exceptions that will allow Navios Partners, Navios Holdings, Navios Acquisition and Navios Midstream to compete with Navios Containers under specified circumstances.